Nature Of Operations And Summary Of Significant Accounting Policies (Narrative) (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 25, 2013	Jun. 25, 2014 restaurant Location Country	Jun. 26, 2013	Jun. 27, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of entity restaurants		1,615
Number of countries in which entity operates		30
Number of territories in which entity operates		2
Deferred rent liability and amortized as a reduction of rent expense over the lesser of the lease term (in years)		20 years
Advertising expense, net of franchisee contribution		$ 92,200,000	$ 82,800,000	$ 80,400,000
Stock-based compensation expense from continuing operations		16,900,000	16,600,000	13,500,000
Tax benefit related to stock-based compensation expense		6,900,000	6,600,000	5,100,000
Weighted average fair values of option grants		$ 14.75	$ 12.94	$ 9.35
Number of preferred stock the Board of Directors is authorized to issue		1,000,000
Preferred stock, par value		$ 1
Preferred stock, shares issued		0
Increase in share repurchase program	200,000,000
Stock repurchase program, total authorization of shares to be repurchased		3,585,000,000.0
Stock repurchase during period, shares		5,100,000
Stock repurchased during period, value		239,600,000
Remaining authorized share purchases, amount		307,000,000
Proceeds from issuances of treasury stock		29,295,000	41,190,000	43,416,000
Payments of dividends		63,395,000	56,343,000	50,081,000
Dividends declared but not paid		$ 15,625,000	$ 13,511,000	$ 11,948,000
Dividends per share declared but not paid		$ 0.24
Stock options and restricted share awards outstanding excluded from dilutive earnings per share		113,000	193,000	287,000
Minimum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		3 years
Maximum [Member] | Buildings And Leasehold Improvements [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		20 years
Maximum [Member] | Furniture And Equipment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Estimated useful lives		10 years
Employee Stock Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Exercised, Number of Options		(1,203,000)